NOTE 4 - ACQUISITIONS - Whisl Assets and Liabilities Acquired (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	May 13, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 362,000	$ 357,500
Whisl Telecom L L C [Member]
Business Acquisition [Line Items]
Acquisition Costs, Cumulative			$ 1,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			141,113
Business Combination, Acquired Receivable, Fair Value			109,762
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets			250,875
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable			241,426
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities			2,075
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			243,501
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			7,374
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			3,613
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net			3,761
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 1,796,239